LEASES (Details) - USD ($)	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
LEASES
Right-of-use assets	$ 182,440
Right of use asset-accumulated amortization	(89,460)
Right-of-use assets, Net	92,980	$ 136,695
Operating lease liabilities, current	92,980
Operating lease liabilities, noncurrent	0	$ 23,102
Total operating lease liabilities	$ 92,980